Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Current
Cash and cash equivalents	$ 1,071,813	$ 662,546	$ 2,392,685
Restricted cash	0	1,250,000	0
Prepaid expenses		0	72,518
Related party receivable		0	453,529
Accounts receivable	5,992,899	3,668,646	0
Receivable and other current assets	511,920	2,665,781	2,827,131
Total Current Assets	7,576,632	8,246,973	5,745,863
Capitalized production costs	2,626,461	4,654,013	15,170,768
Intangible assets, net of $249,333 of amortization	8,860,667	0
Goodwill	14,336,919	0
Property, equipment and leasehold improvements	1,071,706	35,188	55,413
Investments	220,000	0
Deposits	852,509	1,261,067	397,069
Total Assets	35,544,894	14,197,241	21,369,113
Current
Accounts payable	1,627,478	677,249	2,070,545
Other current liabilities	4,973,500	2,958,523	2,984,320
Line of credit	750,000	0
Put Rights	750,343	0
Warrant liability	0	14,011,254	0
Accrued Compensation	2,375,000	2,250,000	2,065,000
Debt	12,892,544	18,743,069	37,331,008
Loan from related party	1,818,659	684,326	2,917,523
Deferred revenue	20,303	46,681	1,418,368
Note payable	850,000	300,000	300,000
Total Current Liabilities	26,057,827	39,671,102	49,086,764
Noncurrent
Convertible note payable		0	3,164,000
Warrant liability	4,170,677	6,393,936	0
Loan from related party		0	1,982,267
Put Rights	3,149,657	0
Contingent Consideration	3,743,000	0
Note payable	400,000	0
Other noncurrent liabilities	1,048,293	0
Total noncurrent liabilities	12,511,627	6,393,936	5,146,267
Total Liabilities	38,569,454	46,065,038	54,233,031
STOCKHOLDERS' DEFICIT
Common stock	140,181	107,968	30,710
Preferred Stock	1,000
Additional paid in capital	93,243,840	67,835,439	26,510,949
Accumulated deficit	(96,409,581)	(99,812,204)	(62,615,428)
Total Dolphin Digital Media, Inc. Deficit		(31,867,797)	(35,841,726)
Non-controlling interest		0	2,977,808
Total Stockholders' Deficit	(3,024,560)	(31,867,797)	(32,863,918)
Total Liabilities and Stockholders' Deficit	$ 35,544,894	14,197,241	21,369,113
Series A Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred Stock		0	1,043
Series B Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred Stock		0	230,000
Series C Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred Stock		$ 1,000	$ 1,000